Cover Entity Listings - NEW YORK STOCK EXCHANGE, INC. [Member]	Nov. 05, 2026
RGA [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	RGA
Security Exchange Name	NYSE
RZC
Entity Information [Line Items]
Title of 12(b) Security	7.125% Fixed Rate Reset Subordinated Debentures due 2052
Trading Symbol	RZC
Security Exchange Name	NYSE